Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets, net
Net operating loss carryforwards	$ 8,657	$ 1,861
Stock Compensation	384
Basis in underlying investments	65,810
Gross deferred tax assets	74,850	1,861
Valuation allowance	(74,850)	(1,861)
Deferred tax assets, net of valuation allowance
Deferred tax liabilities
Total deferred tax liabilities
Total net deferred tax (liability) asset